Concentration and Risks (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues | Customer risk | Customer B
Concentration Risk [Line Items]
Concentration risk (as a percent)		32.00%	31.00%
Accounts receivable | Customer risk | Customer A
Concentration Risk [Line Items]
Concentration risk (as a percent)		11.00%
Accounts receivable | Customer risk | Customer B
Concentration Risk [Line Items]
Concentration risk (as a percent)	55.00%	39.00%
Costs and expenses | Supplier risk | Supplier C
Concentration Risk [Line Items]
Concentration risk (as a percent)		22.00%	27.00%